Contract Liabilities	12 Months Ended
Apr. 30, 2022
Contract liabilities [abstract]
Contract Liabilities
21.	CONTRACT LIABILITIES

	2021	2022
	HK$	HK$
SpiderNet ecosystem solutions income	70,313	46,840

Presented as:
Current	39,121	41,523
Non-current	31,192	5,317

	70,313	46,840

The Group had contract liabilities of HK$60,998 as at May 1, 2020.
Contract liabilities are classified as current and
non-current
based on the Group’s earliest obligation to transfer services to the customers.
The following table shows how much of the revenue recognized relates to carried-forward contract liabilities.

	2021	2022
	HK$	HK$
SpiderNet ecosystem solutions income
Revenue recognized that was included in the contract liability balance at the beginning of the year	35,722	39,121